Tax assets and liabilities (Details 7) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Tax assets
Temporary differences	R$ 27,680,578
Tax loss carry forwards	3,031,389
Social contribution taxes 18%	3,031,389
Total	27,680,578
Tax liabilities
Temporary differences	3,031,389
Total	3,031,389
2019
Tax assets
Temporary differences	8,288,397
Tax loss carry forwards	390,185
Social contribution taxes 18%	390,185
Total	8,288,397
Tax liabilities
Temporary differences	390,185
Total	390,185
2020
Tax assets
Temporary differences	7,034,807
Tax loss carry forwards	402,875
Social contribution taxes 18%	402,875
Total	7,034,807
Tax liabilities
Temporary differences	402,875
Total	402,875
2021
Tax assets
Temporary differences	7,416,682
Tax loss carry forwards	341,120
Social contribution taxes 18%	341,120
Total	7,416,682
Tax liabilities
Temporary differences	341,120
Total	341,120
2022
Tax assets
Temporary differences	855,891
Tax loss carry forwards	236,583
Social contribution taxes 18%	236,583
Total	855,891
Tax liabilities
Temporary differences	236,583
Total	236,583
2023 to 2025
Tax assets
Temporary differences	1,588,828
Tax loss carry forwards	236,583
Social contribution taxes 18%	236,583
Total	1,588,828
Tax liabilities
Temporary differences	236,583
Total	236,583
2026 to 2027
Tax assets
Temporary differences	1,474,574
Tax loss carry forwards	854,424
Social contribution taxes 18%	854,424
Total	1,474,574
Tax liabilities
Temporary differences	854,424
Total	854,424
2028 to 2032
Tax assets
Temporary differences	1,021,399
Tax loss carry forwards	569,619
Social contribution taxes 18%	569,619
Total	1,021,399
Tax liabilities
Temporary differences	569,619
Total	R$ 569,619